Net Income (Loss) Per Share (Details) - Schedule of computation of basic losses per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) (in Dollars)	$ 71,396	$ 5,781	$ (1,876)
Basic net income attributable to Preferred shareholders		15,125	8,163
Basic net income attributable to Restricted sponsor shares	963
Basic net income (loss) attributable to Ordinary shareholders	70,433	(9,344)	(10,039)
Denominator:
Weighted average number of Ordinary shares used in computing basic net income (loss) per share	144,002,394	123,696,624	121,560,817
Basic net income (loss) per share of Ordinary shareholders (in Dollars per share)	$ 0.49	$ (0.08)	$ (0.08)
Weighted average number of Ordinary shares used in computing diluted net income (loss) per share	161,538,579	123,696,624	121,560,817
Diluted net income (loss) per share of Ordinary shareholders (in Dollars per share)	$ 0.44	$ (0.08)	$ (0.08)